NET PROFIT (LOSS) PER SHARE (Schedule of Net Profit (Loss) Per Share from Continuing and Discontinued Operations) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and Diluted loss per share:
Profit (loss) from from continuing operations	$ (0.34)	$ 0.08	$ (0.21)
Profit from discontinued operation		0.10	0.17
Total Basic and diluted net profit (loss) per share	$ (0.34)	$ 0.18	$ (0.04)